Investment Strategy	Nov. 30, 2025
US Quality Factor Fund [Member] | Vanguard US Quality Factor ETF
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A U.S. company is a company organized under the laws of the United States, that maintain their principal place of business in the United States, whose primary country of risk is the United States, or that have their primary listing in the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a U.S. quality stock is any stock issued by a U.S. company that, the advisor, through a rules-based quantitative model, determines to have strong fundamentals. Securities with relatively strong fundamentals may be identified by measures such as strong profitability, sustainable earnings, and healthy balance sheets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. quality stocks.
US Value Factor Fund [Member] | Vanguard US Value Factor ETF
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A U.S. company is a company organized under the laws of the United States, that maintain their principal place of business in the United States, whose primary country of risk is the United States, or that have their primary listing in the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a U.S. value stock is any stock issued by a U.S. company that the advisor, through a rules-based quantitative model, determines to have a lower price relative to fundamental measures of value. Stocks with lower prices relative to fundamental measures of value may be identified by measures such as book to price and earnings to price ratios.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. value stocks.